Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS EXPENSE
Wages and salaries	$ (44,154,344)	$ (44,367,982)	$ (47,845,074)
Post-employment benefit obligations expense	(641,407)	(790,850)	(802,823)
Social security and other contributions	(5,797,834)	(6,524,962)	(7,031,344)
Other staff expenses	(3,206,953)	(2,538,676)	(4,670,831)
Total employee benefits expense	$ (53,800,538)	$ (54,222,470)	$ (60,350,072)